Cover	Feb. 01, 2021
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On February 1, 2021, Dime Community Bancshares, Inc., a New York corporation previously known as "Bridge Bancorp, Inc." (the "Company"), completed its merger-of-equals transaction (the "Merger") with Dime Community Bancshares, Inc., a Delaware corporation ("Legacy Dime"), pursuant to the Agreement and Plan of Merger, dated as of July 1, 2020, by and between the Company and Legacy Dime. At the February 1, 2021 effective time of the Merger (the "Effective Time"), Legacy Dime merged with and into the Company, with the Company as the resulting corporation. At the Effective Time, the Company changed its name from "Bridge Bancorp, Inc." to "Dime Community Bancshares, Inc." Immediately following the Merger, Dime Community Bank, a New York-chartered commercial bank and wholly-owned subsidiary of Legacy Dime, merged with and into BNB Bank, a New York-chartered commercial bank and wholly-owned subsidiary of the Company, with BNB Bank as the surviving bank, under the name "Dime Community Bank." On February 1, 2021, the Company filed a Current Report on Form 8-K reporting the completion of the Merger (the "Original Report"). This Amendment No. 1 to the Original Report is being filed with the Securities and Exchange Commission (the "Commission") solely to amend and supplement Item 9.01 of the Original Report, as described in Item 9.01 below. This Amendment No. 1 makes no other amendments to the Original Report.
Document Period End Date	Feb. 01, 2021
Entity File Number	001-34096
Entity Registrant Name	DIME COMMUNITY BANCSHARES, INC.
Entity Central Index Key	0000846617
Entity Tax Identification Number	11-2934195
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	898 Veterans Memorial Highway
Entity Address, Address Line Two	Suite 560
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	537-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	DCOM
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock, Series A, $0.01 Par Value
Trading Symbol	DCOMP
Security Exchange Name	NASDAQ